Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Realized financial derivatives loss (gain)	$ 73,165	$ (7,616)
Unrealized financial derivatives loss (gain)	(116,715)	2,439
Financial derivatives gain	$ (43,550)	$ (5,177)